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August 2, 2005

Filed via EDGAR

Ms. Tia Jenkins, Senior Assistant Chief Accountant

Office of Emerging Growth Companies:

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Heartland, Inc.
Form 8-K/A-2 for Event Requiring Reporting dated December 31, 2004

Dear Ms. Jenkins:

In response to your letter dated July 14, 2005 addressed to Trent Sommerville, President of Heartland, Inc., Commission File Number 000-27045, enclose please find Form 10-KSB/A-2 - Second Amended Annual Report pursuant to the Securities and Exchange Act of 1934 for fiscal year ended December 31, 2004.

In addition, here is the Company’s response to your letter directly:

Item 1           We filed today the revised Form 10 KSB/A-2 financials with the referenced changes in the independent accountant’s report as indicated by AU Section 561.06a.

Item 2        With respect to the contingent liability of $428,000, the entire statement needs to be removed from the 10-KSB and all future filings – it was reported by the Company in error, but that was our own honest mistake – but the proper trail was always reported to the SEC. You need to understand the Company's history as filed in the December 31, 2001 Form 10-KSB as filed with the SEC on April 16, 2002 and repeated ever since. The Company now known as Heartland, Inc. was incorporated in the State of Maryland on April 6, 1999 as Origin Investment Group, Inc. On December 27, 2001, the Company went through a reverse merger with International Wireless, Inc., a Delaware corporation whereby International Wireless, Inc., the Delaware corporation remained as a subsidiary of International Wireless, Inc. the Maryland corporation (See Exhibit 21.1 to said Form 10-KSB for period ended December 31, 2001). Thereafter on January 2, 2002, the Maryland Company changed its name from Origin to International Wireless, Inc.

July 15, 2005

Ms. Tia Jenkins, Senior Assistant Chief Accountant

Office of Emerging Growth Companies:

Securities and Exchange Commission

Page two

On January 8, 2001, a year prior to the above mentioned reverse merger, International Wireless, Inc. the Delaware corporation signed a lease for office space in Woburn, Massachusetts a copy of which is attached as Exhibit 10.3 to said Form 10-KSB for period ended December 31, 2001. In 2003, International Wireless fell behind on their rent, were sued and later evicted. The statement you refer to, and in all subsequent filings all are true as to the Delaware Company and not the Maryland Company that is now Heartland, Inc. The "March 31, 2003, judgment in the amount of $99,089, including $50,000 security deposit replenishment, was entered against the ( Delaware) company for breach of contract for non-payment of rent on the company's office facility in Woburn, Massachusetts. The (Delaware) company is contingently liable for the balance of this lease in the total amount of $428,000 through the lease expiration date of July 31, 2005.  To date the judgment has not been paid."

As filed on Form 8-K on November 12, 2003, "The shareholders approved the spin-off of the two subsidiaries (including International Wireless, Inc. the Delaware corporation) of the registrant and any and all remaining assets of the registrant including any intellectual property to enable the registrant to pursue a suitable merger candidate." As such, while management believed at the time it filed the 10-KSB for year ended December 31, 2004 that the old landlord had no knowledge of the change of name of international Wireless, Inc. the Maryland Corporation to Heartland, Inc. and therefore forgot about them; in truth Heartland, Inc. was never liable for the debt.

If you have any further questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum

Jerry Gruenbaum. Esquire

Attachment: Statement from the Registrant

HEARTLAND, INC.

ACKNOWLEDGEMENT

In connection with the 2nd amended Annual Report of Heartland, Inc. (the "Company") on Form 10-KSB/A-2 for the year ended December 31, 2004 as filed with the Securities and Exchange Commission on the date hereof (the "Report"), I, Trent Sommerville, Chief Executive Officer and Chairman of the Board of the Company certifies that:

1.      The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.      The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company as of and for the period covered by the Report.

3.	The Company is responsible for the adequacy of the disclosures in its filings.

4.          SEC Staff comments or changes to disclosure in response to SEC staff comments do not foreclose the SEC or any other governmental agency from taking any action with respect to the filing; and

5.          The Company may not and will not asset SEC staff comments as a defense in any proceeding initiated by the SEC or any other governmental agency under the federal securities laws of the United States.

6.          The Company is fully aware that the Division of Enforcement has full access to all information we provide to the SEC.

By: /s/ Trent Sommerville

Trent Sommerville

Chief Executive Officer, and

Chairman of the Board

August 2, 2005

A signed original of this written statement has been provided to Heartland, Inc., and will be retained by Heartland, Inc. and furnished to the Securities and Exchange Commission or its staff upon request.